Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Basic earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 18,975	£ 16,832	£ 16,706
Weighted average number of shares outstanding (in shares)	45,100,165	45,258,750	45,389,210
Earnings per share - basic (in gbp per share)	£ 0.42	£ 0.37	£ 0.37
Diluted earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 18,975	£ 16,832	£ 16,706
Fair value movement of financial liabilities	126	0	0
Profit for the year attributable to equity holders of the Company including impact of fair value adjustment of contingent consideration	£ 19,101	£ 16,832	£ 16,706
Weighted average number of shares outstanding (in shares)	45,100,165	45,258,750	45,389,210
Diluted by: options in issue and contingent shares (in shares)	5,326,051	4,033,770	3,928,835
Weighted average number of shares outstanding (diluted) (in shares)	50,426,216	49,292,520	49,318,045
Earnings per share - diluted (in gbp per share)	£ 0.38	£ 0.34	£ 0.34